S000066845 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	(0.20%)
C000215205 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.85%	5.34%	5.46%
Performance Inception Date			Oct. 29, 2019
C000215205 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.77%	4.06%	4.20%
Performance Inception Date			Oct. 29, 2019
C000215205 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.60%	3.55%	3.66%
Performance Inception Date			Oct. 29, 2019